CMA

CMA OHIO
MUNICIPAL MONEY FUND

Annual Report






March 31, 1999

MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA Ohio
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:

For the year ended March 31, 1999, CMA Ohio Municipal Money Fund paid shareholders a net annualized yield of 2.85%.* As of March 31, 1999, the Fund's 7-day yield was 2.48%.

Economic Environment
Overall, the state of Ohio experienced a moderate pace of economic expansion during the six-month period ended March 31, 1999. However, the state's largest metropolitan areas around Cleveland, Columbus and Cincinnati witnessed far stronger economic conditions. Although Ohio has been experiencing weakening labor force growth, the state's seasonally adjusted unemployment rate fell to about 4%, slightly below the national average. Ohio's employers were hard pressed to expand payrolls, but wages were not accelerating since job security continued to suppress wage pressures. The state's manufacturing industry sustained declining production levels as new orders fell off. This reduction in production levels impacted capital spending plans of some major manufacturers.

Increases in the financial services industry as well as the housing industry offset the decline in the manufacturing industry. The housing industry continued to enjoy the positive dynamics of low interest rates, high consumer confidence levels and high personal income levels.

During the six-month period ended March 31, 1999, the expansion of Ohio's economy continued to maintain a moderate pace and the total revenue stream remained favorable. For the first nine months of the fiscal year ended March 31, 1999, the state's total revenues were at $13 billion, which exceeded the comparable period last year by 3%, and was equal to budget estimates. The state also maintained a strong rainy day fund which could be used in periods of economic slowdown. The positive economic growth also continued to translate into favorable financial conditions among the various Ohio municipalities. Overall, these financial results allowed the state to avoid borrowing in the short-term municipal market to finance daily operations as well as reduce the borrowing needs of the various Ohio municipalities.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

For the three months ended January 31, 1999, the short-term municipal issuance amounted to a moderate $788 million.

Investment Stategy
CMA Ohio Municipal Money Fund began the six-month period employing an aggressive approach to the market. The Fund's average life began the period in the 60-day range. Despite an unsettled global financial environment, especially in Latin America, the domestic economy continued to weather these external factors and generate economic growth that trended above estimates. The Federal Reserve Board continued to balance its interest rate policy between cushioning the domestic financial system from unsettling world events while maintaining the current economic expansion. The Fund was well situated as the Federal Reserve Board continued to reduce the Federal Funds rate two more times to 4.75% with the last reduction coming at the November Federal Open Market Committee meeting. We began to reduce purchases of short-term municipal notes while increasing the percentage of variable rate demand notes (VRDN) during the first half of the period. At this point, we looked to take advantage of the anticipated spike in VRDN yields created from year-end pressures on the various remarketing agents.

As January began, we adjusted the Fund's investment strategy by increasing the purchase of short-term municipal notes and tax-exempt commercial paper (TECP) while reducing its holdings of VRDNs. This strategy benefited the Fund as it increased the average life to the 70-day range and positioned the Fund in a way to limit the effects of any sudden decline in VRDN yields created from the seasonal supply imbalance which typically occurs in the first quarter of the year. As the domestic economy continued to generate strong economic statistics and world financial events stabilized, the Federal Reserve Board left short-term interest rates unchanged for the remainder of the period. These developments caused investors to rethink their interest rate outlook and forced one-year US Treasury bills to rise from a low in the 3.95% range and end the period in the 4.70% range. This rise in US Treasury yields did little to change the yield of equivalent one-year municipal securities through February as seasonal supply imbalances kept these rates in check. However, a combination of these imbalances easing and the various fund groups preparing for a period of tax-related redemptions allowed yields on one-year municipal notes to increase from the 2.90% range to the 3.15% range. We allowed the Fund's average life to decline and end the period in the 45-day range as supply imbalances kept municipal note yields artificially low for the majority of the period.

Overall, the Fund performed above the average of similar municipal funds during the year ended March 31, 1999. We accomplished this by finding a balance in the Fund's strategy between the domestic interest rate changes and the various supply imbalances that effected the municipal market. The strategies employed allowed us to offer an attractive yield to shareholders throughout the year.

As the domestic economy continues to exhibit remarkable strength and the global environment stabilizes, this should allow the Federal Reserve Board some latitude in avoiding any further interest rate reductions. As the upcoming months unfold, we will continue to monitor the changing economic conditions and adjust the Fund's investment strategy accordingly. The Fund will begin the period with a higher percentage of VRDNs as we prepare to meet the anticipated tax-related redemptions. As the redemptions ease, we will look for opportunities in the longer-dated municipal notes and TECP market to maintain an average life with a neutral position as well as provide a stable fund yield to shareholders. However, with Ohio exhibiting strong economic conditions, it is anticipated that municipal issuance will continue to be reduced. We will continue to closely monitor credit quality, while seeking to offer an attractive tax-exempt yield to our shareholders.

In Conclusion
We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Kevin A. Schiatta)
Kevin A. Schiatta
Vice President and Portfolio Manager


May 14, 1999



After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on CMA Ohio Municipal Money Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.



Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
CP       Commercial Paper
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
MSTR     Municipal Securities Trust Receipts
TAN      Tax Anticipation Notes
VRDN     Variable Rate Demand Notes



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999                                                          (IN THOUSANDS)
                 Face                                                                                          Value
State           Amount                                 Issue                                                 (Note 1a)
Ohio--99.0%     $  440      Allen County, Ohio, IDR (Nickles Bakery Ohio Project), VRDN, AMT, 3.875%
                            due 1/02/2003 (c)                                                                 $      440
                 3,300      Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County
                            Medical Center Project), VRDN, 3.10% due 12/01/2007 (c)                                3,300
                 1,875      Ashtabula County, Ohio, IDR (Neff-Perkins Company Project), VRDN, AMT, 3.20%
                            due 6/01/2005 (c)                                                                      1,875
                 5,775      Bowling Green, Ohio, GO, BAN, 3.40% due 9/09/1999                                      5,783
                   235      Brooklyn Heights, Ohio, IDR (ATC Nymold Inc.), VRDN, AMT, 3.20% due
                            2/01/2002 (c)                                                                            235
                            Butler County, Ohio, GO, BAN:
                 2,000         3.55% due 10/21/1999                                                                2,004
                 3,700         (Union Centre), 4.10% due 8/05/1999                                                 3,705
                            Canal Winchester, Ohio, GO, BAN:
                 4,000         4.18% due 5/26/1999                                                                 4,002
                 1,000         3.85% due 7/15/1999                                                                 1,002
                 1,605      Canfield, Ohio, Local School District, GO, BAN, 3.85% due 9/30/1999                    1,608
                 1,400      Canton, Ohio, GO, BAN, Refunding, 3% due 7/15/1999                                     1,400
                   975      Canton, Ohio, IDR (Accu Plate Project), VRDN, AMT, 3.20% due 3/01/2017 (c)               975
                 3,490      Cincinnati and Hamilton County, Ohio, Port Authority, Economic Development
                            Revenue Bonds (Bethesda One Ltd.), 3.75% due 8/01/1999                                 3,490
                 7,000      Cincinnati, Ohio, City School District, GO, BAN, 4% due 9/16/1999                      7,016
                 1,400      Clermont County, Ohio, IDR (Southern Ohio Fabricator), VRDN, AMT, Series A,
                            3.25% due 9/01/2005 (c)                                                                1,400
                 9,000      Cleveland, Ohio, Airport System Revenue Bonds, VRDN, AMT, Series D, 3.10%
                            due 1/01/2027 (c)                                                                      9,000
                15,040      Cleveland, Ohio, City School District, Tender Option Certificates, Series BTP-246,
                            3% due 7/29/1999                                                                      15,040
                 2,125      Cleveland, Ohio, State University Revenue Bonds (General Receipts), BAN,
                            Series A, 3.80% due 8/16/1999                                                          2,131
                 8,000      Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital Inc.),
                            VRDN, 3.10% due 6/01/2028 (c)                                                          8,000
                 2,490      Columbiana County, Ohio, IDR (The Hall China Corp. Project), VRDN, AMT,
                            3.25% due 1/01/2007 (c)                                                                2,490
                 4,900      Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic Charities
                            Facilities), VRDN, 3.20% due 7/01/2012 (c)                                             4,900
                            Cuyahoga County, Ohio, IDR, VRDN (c):
                   845         (Athens Pastries Inc. Project), AMT, 3.20% due 6/03/2009                              845
                 5,025         (Cleveland E Excel Ltd.), AMT, 3.20% due 3/01/2019                                  5,025
                   560         (Erieview Metal Treating Project), 3.20% due 5/05/2010                                560
                 2,220         Refunding (Curtiss Wright Project), 3.15% due 12/01/2008                            2,220
                 3,060         Refunding (Parma Care Center, Inc.), AMT, 3.10% due 12/01/2011                      3,030
                   920         Refunding (Pleasant Lake Association Project), 3.10% due 5/04/2011                    920
                 3,100         (Suburban Pavilion Inc. Project), AMT, 4.25% due 10/02/2006                         3,100



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                              (IN THOUSANDS)
                 Face                                                                                          Value
State           Amount                                 Issue                                                 (Note 1a)
Ohio           $ 4,000      Eagle Tax-Exempt Trust, Cleveland, Ohio, Water Works, VRDN, Series 983501,
(continued)                 3.11% due 1/01/2021 (c)                                                           $    4,000
                            Eagle Tax-Exempt Trust, Ohio State Water Authority (Ohio Edison), VRDN (c):
                15,000         Series 953501, 3.06% due 7/01/2015                                                 15,000
                 5,800         Series 953502, 3.06% due 7/01/2015                                                  5,800
                 4,000      East Cleveland, Ohio, City School District, GO, BAN, 3.875% due 4/27/1999              4,002
                 2,174      Edgewood, Ohio, City School District, GO, BAN, 3.80% due 6/30/1999                     2,178
                            Erie County, Ohio, IDR, VRDN (c):
                   500         (Brighton Manor Company Project), AMT, 3.20% due 11/01/2016                           500
                 1,470         Refunding (Huron Health Care Center Project), 3.10% due 8/01/2007                   1,470
                 1,870      Fayette County, Ohio, BAN, 4.10% due 8/25/1999                                         1,872
                 1,000      Franklin County, Ohio, Hospital Revenue Bonds (Lutheran Senior City Inc.
                            Project), VRDN, 3.05% due 5/01/2015 (c)                                                1,000
                 2,835      Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                            (US Health Corp.), VRDN, Series A, 3.05% due 12/01/2021 (c)                            2,835
                 1,255      Franklin County, Ohio, IDR (GSW Building Association Limited Partnership),
                            3.25% due 5/01/1999                                                                    1,255
                 2,500      Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 3.25%
                            due 5/01/2007 (c)                                                                      2,500
                 3,000      Franklin County, Ohio, M/F Housing Revenue Bonds (Colonial Courts Project),
                            VRDN, AMT, 3.15% due 12/01/2024 (c)                                                    3,000
                 2,700      Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT, 3.25%
                            due 4/01/2007 (c)                                                                      2,700
                 3,000      Gahanna-Jefferson City School District, Ohio, BAN, 4% due 4/15/1999                    3,001
                 1,000      Geauga County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT, 3.20% due
                            6/01/2005 (c)                                                                          1,000
                   970      Greene County, Ohio, IDR (FC Ltd./AFC Stamping), VRDN, AMT, 3.20% due
                            9/01/2016 (c)                                                                            970
                   446      Hamilton County, Ohio, Economic Development Revenue Bonds (Cincinnati
                            Performing Arts), VRDN, 3.10% due 6/15/2005 (c)                                          446
                 2,955      Hamilton County, Ohio, M/F Housing Revenue Bonds (Pleasant Run Apartments
                            Project), VRDN, AMT, 3.20% due 11/01/2028 (c)                                          2,955
                 4,320      Hamilton, Ohio, GO, BAN, 3.75% due 6/11/1999                                           4,320
                 2,000      Highland Heights, Ohio, BAN, 3.44% due 11/18/1999                                      2,003
                 1,105      Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, AMT, 3.20% due
                            12/01/2014 (c)                                                                         1,105
                 3,400      Lakewood, Ohio, Local School District, BAN, 4% due 4/15/1999                           3,401
                   900      Lancaster, Ohio, GO, BAN, 3.50% due 11/16/1999                                           902
                 1,150      Lebanon, Ohio, GO, BAN, 3.91% due 9/02/1999                                            1,151
                 3,000      Licking Valley, Ohio, Local School District, BAN, 3.75% due 4/15/1999                  3,001
                            Lorain County, Ohio, BAN:
                 4,574         3.75% due 9/16/1999                                                                 4,579
                   700         3.75% due 9/16/1999                                                                   701
                            Lorain County, Ohio, Hospital Revenue Refunding Bonds (Catholic Healthcare
                            Partners Inc.), CP, Series A:
                 6,100         2.75% due 5/03/1999                                                                 6,100
                 6,000         2.80% due 5/03/1999                                                                 6,000
                 2,960      Lorain County, Ohio, IDR (DGR Investment Ltd.), VRDN, AMT, 3.20% due
                            12/01/2012 (c)                                                                         2,960
                            Lucas County, Ohio, Economic Development Revenue Bonds, AMT:
                 2,725         (Cross Country Inns--Maumee Project), VRDN, 3.15% due 5/01/2010 (c)                 2,725
                 1,370         (Hammill Manufacturing Co. Project), 3.65% due 6/01/1999                            1,370



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                              (IN THOUSANDS)
                 Face                                                                                          Value
State           Amount                                 Issue                                                 (Note 1a)
Ohio            $  200      Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home
(continued)                 Project), VRDN, 3.15% due 12/01/2007 (c)                                           $     200
                 4,245      Lucas County, Ohio, IDR (Reichert Stamping Co. Project), VRDN, AMT, 3.25%
                            due 7/15/2006 (c)                                                                      4,245
                 2,310      Lucas County, Ohio, Metropolitan Sewer and Water District Improvement Notes,
                            GO, 3.625% due 10/20/1999                                                              2,314
                 3,450      Mahoning County, Ohio, Healthcare Facilities Revenue Bonds (Shepherd Valley
                            Lutheran Project), VRDN, Series A, 3.10% due 9/01/2022 (c)                             3,450
                 4,000      Marion County, Ohio, GO, BAN, 3.47% due 11/23/1999                                     4,006
                   130      Marion County, Ohio, Hospital Improvement Revenue Bonds (Pooled Lease
                            Program), VRDN, 3.10% due 5/01/2019 (c)                                                  130
                 1,775      Marion County, Ohio, IDR (Mid-Ohio Packaging Company Project), VRDN, AMT,
                            3.25% due 11/01/2015 (c)                                                               1,775
                 1,125      Marysville, Ohio, GO, BAN, 3.91% due 4/15/1999                                         1,125
                 2,500      Marysville, Ohio, Village School District, BAN, 3.685% due 6/30/1999                   2,503
                 8,900      Mason, Ohio, Economic Development Revenue Bonds (Cedar Village Project),
                            VRDN, 3.05% due 12/01/2017 (c)                                                         8,900
                 2,580      Mentor, Ohio, IDR (Metcor Partnership/Tridelt), VRDN, AMT, 3.20% due
                            12/01/2008 (c)                                                                         2,580
                            Montgomery County, Ohio, IDR:
                 2,265         (Citywide Development Corporation Project), VRDN, AMT, 3.20% due
                               12/01/2013 (c)                                                                      2,265
                   570         (Town Centers Limited Partnership Project), 3.20% due 5/15/1999                       570
                 1,250      Moraine, Ohio, IDR, Refunding (Gray America Corporation Project), VRDN, AMT,
                            3.20% due 12/01/2001 (c)                                                               1,250
                 1,530      Obetz, Ohio, IDR (HFI Inc. Project), VRDN, AMT, 3.20% due 10/01/2003 (c)               1,530
                 2,500      Ohio, HFA, Residential Mortgage Revenue Bonds, AMT, Series A-2, 3.05% due
                            9/01/1999 (b)                                                                          2,500
                 7,000      Ohio School Districts, Cash Flow Borrowing Program, COP, TAN, Series B, 4.05%
                            due 6/30/1999                                                                          7,008
                 8,045      Ohio State Air Quality Development Authority and Environmental Improvement
                            Revenue Refunding Bonds (USX Project), 3% due 6/01/1999                                8,045
                 7,500      Ohio State Air Quality Development Authority Revenue Bonds (Duquesne Light
                            Co. Project), CP, Series B, 3.15% due 4/27/1999                                        7,500
                 5,300      Ohio State Environmental Improvement Revenue Bonds (Ohio Water
                            Development--Mead Corp. Project), VRDN, AMT, 3.15% due 3/01/2023 (c)                   5,300
                            Ohio State Higher Educational Facilities Commission Revenue Bonds, VRDN (c):
                 4,255         (Facilities Pooled Financing), 3.10% due 12/01/2016                                 4,255
                 2,615         (Mount Vernon), 3.15% due 9/01/2009                                                 2,615
                 2,825      Ohio State, IDR, Refunding (General Motors Corporation Project), VRDN, 3%
                            due 9/01/2001 (c)                                                                      2,825
                13,500      Ohio State Solid Waste Revenue Bonds (BP Exploration & Oil Project), VRDN,
                            AMT, 3.05% due 2/01/2033 (c)                                                          13,500
                 3,700      Ohio State Turnpike Commission, Revenue Bonds, MSTR, VRDN, Series SGA-60,
                            3.09% due 2/15/2026 (a)(c)                                                             3,700
                 2,120      Ohio State University, General Receipts, VRDN, 2.85% due 12/01/2027 (c)                2,120
                 3,000      Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds
                            (American Steel & Wire Corp.), VRDN, AMT, 3.15% due 9/01/2025 (c)                      3,000
                 4,000      Ontario, Ohio, BAN, 3.65% due 11/24/1999                                               4,008
                 5,000      Ottawa County, Ohio, BAN, 4% due 8/06/1999                                             5,005
                 1,890      Painesville, Ohio, BAN, 3.55% due 12/15/1999                                           1,893
                 5,400      Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                            Corporation Project), VRDN, AMT, 2.95% due 8/01/2026 (c)                               5,400
                 4,850      Perrysburg, Ohio, Village School District, GO, BAN, 3.78% due 6/14/1999                4,856



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                              (IN THOUSANDS)
                 Face                                                                                          Value
State           Amount                                 Issue                                                 (Note 1a)
Ohio                        Portage County, Ohio, Industrial Revenue Bonds, VRDN (c):
(continued)    $ 8,750         (Commercial Turf Products Ltd. Project), AMT, 3.20% due 5/01/2022              $    8,750
                 1,545         (NCSP LP Project), AMT, 3.20% due 7/01/2014                                         1,545
                 2,465         (PM Property One, Ltd.), AMT, 3.20% due 11/01/2012                                  2,465
                 1,970         Refunding (John E. Susong Project), Series A, 3.20% due 5/02/2011                   1,970
                 1,295         Refunding (John E. Susong Project), Series B, 3.20% due 5/02/2016                   1,295
                   835      Portage County, Ohio, Sewer District Improvement Notes, 3.40% due 12/02/1999             836
                 2,572      Powell Village, Ohio, BAN, 3.65% due 4/15/1999                                         2,572
                 1,000      Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings,
                            Inc.), VRDN, 3.10% due 12/01/2010 (c)                                                  1,000
                 1,390      Rock Hill, Ohio, Local School District, GO, BAN, 4.15% due 4/15/1999                   1,390
                 1,220      Ross County, Ohio, Hospital Revenue Bonds (Medical Center Hospital Project),
                            VRDN, 3.05% due 12/01/2020 (c)                                                         1,220
                   900      Salem, Ohio, BAN, 4.125% due 5/28/1999                                                   900
                            Sandusky County, Ohio, IDR, VRDN, AMT (c):
                 1,300         (Brighton Manor Co. Project), 3.20% due 12/01/2016                                  1,300
                 1,585         (Crown Battery Manufacturing Co.), 3.20% due 8/06/2003                              1,585
                 2,860         (Louis G. Freeman Co. Project), 3.20% due 7/01/2017                                 2,860
                 3,710         (Magnesium Refining Technologies Inc. Project), Series A, 3.20% due
                               9/01/2007                                                                           3,710
                 1,935      Seneca County, Ohio, Health Care Facilities Revenue Bonds (Good Shepherd
                            Home Project), VRDN, 3.15% due 10/01/2017 (c)                                          1,935
                   235      Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 3.20% due 11/01/2004 (c)                  235
                 2,500      Southwest Licking, Ohio, Local School District, GO, BAN, 3.75% due 6/15/1999           2,503
                            Stark County, Ohio, IDR, VRDN, AMT (c):
                 1,970         (Superior Dairy Inc. Project), 3.20% due 5/01/2003                                  1,970
                 1,245         (Wilkof--Morris Project), 3.20% due 1/01/2010                                       1,245
                 1,945      Strongsville, Ohio, IDR (E&E Properties/Dupli System Project), VRDN, AMT,
                            3.25% due 2/01/2010 (c)                                                                1,945
                 7,500      Summit County, Ohio, GO, BAN, Series A, 4.50% due 6/03/1999                            7,509
                   200      Summit County, Ohio, Hospital Facilities Revenue Bonds (Cuyahoga Falls
                            General Hospital), VRDN, Series B, 3.10% due 7/01/1999 (c)                               200
                            Summit County, Ohio, IDR:
                   730         (Ohio Camshaft Project), 3.75% due 4/01/1999                                          730
                   855         (Texler Inc. Project), AMT, 3.55% due 5/01/1999                                       855
                            Summit County, Ohio, IDR, VRDN, AMT (c):
                 1,190         (Ace Precision Industries Inc. Project), 3.25% due 7/01/2014                        1,190
                 1,425         (Austin Printing Co. Inc. Project), 3.25% due 8/01/2006                             1,425
                   280         (Forest Manufacturing Project), 3.20% due 11/01/2001                                  280
                   580         (Hardcoating Project), 3.25% due 7/01/2002                                            580
                 1,065         (Sigma Properties Project), 3.20% due 6/01/2008                                     1,065
                   900         (Steffen Bookbinders Project), 3.25% due 11/01/2004                                   900
                   350         (Struktol Project), Series A, 3.20% due 6/01/2002                                     350



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONCLUDED)                                              (IN THOUSANDS)
                 Face                                                                                          Value
State           Amount                                 Issue                                                 (Note 1a)
Ohio           $ 1,640      Troy, Ohio, Economic Development Revenue Bonds (L&CP Corp. Project),
(concluded)                 3.20% due 6/01/1999                                                               $    1,640
                 1,225      Trumbull County, Ohio, BAN, 4.90% due 5/28/1999                                        1,227
                 1,835      Trumbull County, Ohio, IDR (ATD Corporation Project), VRDN, AMT, 5.25% due
                            8/01/2010 (c)                                                                          1,855
                 2,500      Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT,
                            3.25% due 11/01/2006 (c)                                                               2,500
                 1,145      Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 3.25% due
                            5/01/2016 (c)                                                                          1,145
                 1,455      Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon),
                            VRDN, 3.20% due 4/01/2011 (c)                                                          1,455
                 2,500      Wadsworth, Ohio, City School District, BAN, 3.47% due 8/10/1999                        2,504
                 1,880      Warren County, Ohio, IDR (Kardol Quality Products Project), VRDN, 3.25% due
                            12/01/2014 (c)                                                                         1,880
                 2,185      Willoughby, Ohio, IDR (Malish Brush & Specialty), VRDN, AMT, 3.20% due
                            6/01/2009 (c)                                                                          2,185
                 2,720      Wood County, Ohio, Economic Development Revenue Bonds (Great Lakes
                            Window Project), AMT, 4.50% due 6/01/1999                                              2,720
                            Wood County, Ohio, IDR, VRDN, AMT (c):
                 1,075         (B & B Box Co. Project), 3.25% due 3/01/2011                                        1,075
                   880         (Centaur Tool & Die Inc. Project), 3.25% due 8/01/2010                                880
                 1,410      Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 3.25% due
                            5/01/2010 (c)                                                                          1,410
                 2,350      Wynford, Ohio, Local School District, GO, BAN, 3.95% due 4/15/1999                     2,350
                 2,585      Zanesville-Muskingum County, Ohio, Port Authority, IDR (B.E. Products Inc.
                            Project), VRDN, AMT, 3.20% due 9/01/2004 (c)                                           2,585

                            Total Investments (Cost--$398,397*)--99.0%                                           398,397
                            Other Assets Less Liabilities--1.0%                                                    3,973
                                                                                                              ----------
                            Net Assets--100.0%                                                                $  402,370
                                                                                                              ==========


(a)MBIA Insured.
(b)GNMA Collateralized.
(c)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1999.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1999
Assets:
Investments, at value (identified cost--$398,397,447) (Note 1a)                                          $   398,397,447
Cash                                                                                                              55,303
Receivables:
 Interest                                                                           $     3,882,680
 Securities sold                                                                             30,092            3,912,772
                                                                                    ---------------
Prepaid registration fees and other assets (Note 1d)                                                             387,366
                                                                                                         ---------------
Total assets                                                                                                 402,752,888
                                                                                                         ---------------
Liabilities:
Payables:
 Investment adviser (Note 2)                                                                184,045
 Distributor (Note 2)                                                                       125,220              309,265
                                                                                    ---------------
Accrued expenses and other liabilities                                                                            74,084
                                                                                                         ---------------
Total liabilities                                                                                                383,349
                                                                                                         ---------------
Net Assets                                                                                               $   402,369,539
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $    40,240,109
Paid-in capital in excess of par                                                                             362,160,985
Accumulated realized capital losses--net (Note 4)                                                                (31,555)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 402,401,094 shares of
beneficial interest outstanding                                                                          $   402,369,539
                                                                                                         ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1999
Investment Income (Note 1c):
Interest and amortization of premium earned                                                              $    13,737,644
Expenses:
Investment advisory fees (Note 2)                                                   $     1,960,327
Distribution fees (Note 2)                                                                  484,767
Accounting services (Note 2)                                                                 83,806
Transfer agent fees (Note 2)                                                                 63,095
Professional fees                                                                            54,713
Registration fees (Note 1d)                                                                  44,704
Custodian fees                                                                               32,439
Printing and shareholder reports                                                             21,717
Pricing fees                                                                                 14,515
Trustees' fees and expenses                                                                   2,688
Other                                                                                         4,345
                                                                                    ---------------
Total expenses                                                                                                 2,767,116
                                                                                                         ---------------
Investment income--net                                                                                        10,970,528
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    10,970,528
                                                                                                         ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                              For the Year Ended
                                                                                                  March 31,
Increase (Decrease) in Net Assets:                                                         1999                1998
Operations:
Investment income--net                                                              $    10,970,528      $    11,028,240
                                                                                    ---------------      ---------------
Net increase in net assets resulting from operations                                     10,970,528           11,028,240
                                                                                    ---------------      ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                  (10,970,528)         (11,028,240)
                                                                                    ---------------      ---------------
Net decrease in net assets resulting from dividends to shareholders                     (10,970,528)         (11,028,240)
                                                                                    ---------------      ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                      1,465,357,026        1,402,701,781
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                      10,970,775           11,028,169
                                                                                    ---------------      ---------------
                                                                                      1,476,327,801        1,413,729,950
Cost of shares redeemed                                                              (1,468,672,806)      (1,346,188,447)
                                                                                    ---------------      ---------------
Net increase in net assets derived from beneficial interest transactions                  7,654,995           67,541,503
                                                                                    ---------------      ---------------
Net Assets:
Total increase in net assets                                                              7,654,995           67,541,503
Beginning of year                                                                       394,714,544          327,173,041
                                                                                    ---------------      ---------------
End of year                                                                         $   402,369,539      $   394,714,544
                                                                                    ===============      ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                          For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                  1999           1998          1997          1996         1995
Per Share Operating Performance:
Net asset value, beginning of year                    $     1.00   $      1.00    $     1.00    $     1.00    $     1.00
                                                      ----------   -----------    ----------    ----------    ----------
Investment income--net                                       .03           .03           .03           .03           .03
Realized gain (loss) on investments--net                      --            --            --            --            --++
                                                      ----------   -----------    ----------    ----------    ----------
Total from investment operations                             .03           .03           .03           .03           .03
                                                      ----------   -----------    ----------    ----------    ----------
Less dividends from investment income--net                  (.03)         (.03)         (.03)         (.03)         (.03)
                                                      ----------   -----------    ----------    ----------    ----------
Net asset value, end of year                          $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                      ==========    ==========    ==========    ==========    ==========
Total Investment Return                                    2.85%         3.15%         3.00%         3.26%         2.65%
                                                      ==========    ==========    ==========    ==========    ==========
Ratios to Average Net Assets:
Expenses                                                    .71%          .70%          .71%          .73%          .74%
                                                      ==========    ==========    ==========    ==========    ==========
Investment income--net                                     2.80%         3.09%         2.94%         3.21%         2.64%
                                                      ==========    ==========    ==========    ==========    ==========
Supplemental Data:
Net assets, end of year (in thousands)                $  402,370    $  394,715    $  327,173    $  282,187    $  237,655
                                                      ==========    ==========    ==========    ==========    ==========

++Amount is less than $.01 per share.

  See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.


CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1999, the Fund had a net capital loss carryforward of approximately $32,000, of which $23,000 expires in 2000, $5,000 expires in 2001, and $4,000 expires in 2002. This amount will be available to offset like amounts of any future taxable gains.


<AUDIT-REPORT>
CMA OHIO MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Ohio Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Ohio Municipal Money Fund as of March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 19, 1999
</AUDIT-REPORT>



CMA OHIO MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA
Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 1999 qualify as tax-exempt interest dividends for Federal Income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.


CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and
  Treasurer
Robert Harris--Secretary

Gerald M. Richard, Treasurer of CMA Ohio Municipal Money Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].